Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates used in creating consolidated financial statements	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Year-end spot rate [Member] | Yen ¥1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates used in creating consolidated financial statements [Line Items]
Currency exchange rates	0.0000661	0.0000752	0.0000821
Year-end spot rate [Member] | HK$1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates used in creating consolidated financial statements [Line Items]
Currency exchange rates	0.0012778	0.0012739	0.0012771
Year-end spot rate [Member] | RMB1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates used in creating consolidated financial statements [Line Items]
Currency exchange rates	0.001385	0.001456	0.0015765
Year-end spot rate [Member] | MYR1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates used in creating consolidated financial statements [Line Items]
Currency exchange rates	0.0021175	0.0022659
Year-end spot rate [Member] | CAD1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates used in creating consolidated financial statements [Line Items]
Currency exchange rates	0.0073855
Average rate [Member] | Yen ¥1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates used in creating consolidated financial statements [Line Items]
Currency exchange rates	0.0000692	0.000074	0.0000891
Average rate [Member] | HK$1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates used in creating consolidated financial statements [Line Items]
Currency exchange rates	0.001278	0.0012757	0.0012846
Average rate [Member] | RMB1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates used in creating consolidated financial statements [Line Items]
Currency exchange rates	0.0013953	0.0014607	0.0015582
Average rate [Member] | MYR1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates used in creating consolidated financial statements [Line Items]
Currency exchange rates	0.0021548	0.0022499
Average rate [Member] | CAD1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates used in creating consolidated financial statements [Line Items]
Currency exchange rates	0.0074162